SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financial income	$ 1,043		$ 1,030		$ 1,062
Financial costs related to long-term debt	(6,144)		(5,020)		(5,029)
Financial costs related to short-term credit and others	(1,828)		(1,599)		(2,527)
Gain (loss) from marketable securities, net	257	[1],[2]	(911)	[1],[2]	2,123	[1],[2]
Total	$ (6,672)		$ (6,500)		$ (4,371)

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2009, 2010 and 2011 in the amounts of $ 1,362, $ 2,276 and $ (197) respectively (see Note 4).
[2]	Includes impairment of available-for-sale marketable securities for 2010 and 2011 of $ 153 and $ 714, respectively (see Note 4).